Transactions with related parties (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	May 26, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Cash paid	$ 1.0
Gross written premiums		$ 398.0	$ 356.7	$ 1,518.2	$ 1,166.4	$ 1,439.3	$ 1,269.0	$ 1,160.5
Due from Affiliates		13.6		13.6		10.4
Due to Affiliate		$ 1.5		$ 1.5		0.5
Investment Fees							$ 3.1	$ 5.5
IMG and its subsidiaries
Transactions with related parties
Cash paid	250.8
Gross written premiums						152.2
IMG and its subsidiaries | Certus
Transactions with related parties
Due from Related Parties	10.0
Secured promissory note issued	$ 9.0
Gross written premiums						11.0
Due from Affiliates						8.0
Due to Affiliate						$ 0.5